COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2021 USD ($) vessel
Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee		$ 4,000,000
Amount payable under guarantee		0
Frontline and Trafigura | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary		$ 20,000,000
SFL Leases
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel	8
Lease term	10 years
Purchase option, vessels	$ 112,000,000
Charter term, extension	3 years
Daily charter rate, extension	$ 14,900
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel		8
Purchase option, vessels	$ 112,000,000
Charter term, extension	3 years
Daily charter rate, extension	$ 14,900